Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

December 31, 2020

Dates Covered
Collections Period	12/01/20 - 12/31/20
Interest Accrual Period	12/15/20 - 01/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/20	193,241,751.52	20,100
Yield Supplement Overcollateralization Amount 11/30/20	5,233,085.05	0
Receivables Balance 11/30/20	198,474,836.57	20,100
Principal Payments	12,560,721.39	574
Defaulted Receivables	340,707.79	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/20	4,710,144.09	0
Pool Balance at 12/31/20	180,863,263.30	19,499

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.53%
Prepayment ABS Speed	1.17%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	4,680,980.97	361
Past Due 61-90 days	1,284,725.48	96
Past Due 91-120 days	197,477.53	19
Past Due 121+ days	0.00	0
Total	6,163,183.98	476

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.32%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.80%
Delinquency Trigger Occurred	NO

Recoveries	269,373.78
Aggregate Net Losses/(Gains) - December 2020	71,334.01
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.43%
Prior Net Losses Ratio	0.57%
Second Prior Net Losses Ratio	-0.07%
Third Prior Net Losses Ratio	0.00%
Four Month Average	0.23%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.24%

Overcollateralization Target Amount	12,853,745.64
Actual Overcollateralization	12,853,745.64
Weighted Average APR	4.04%
Weighted Average APR, Yield Adjusted	6.64%
Weighted Average Remaining Term	25.11

Flow of Funds	$ Amount

Collections	14,534,481.13
Investment Earnings on Cash Accounts	139.74
Servicing Fee (1)	(165,395.70)
Transfer to Collection Account	0.00
Available Funds	14,369,225.17

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	258,791.96
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	12,378,488.22
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	970,123.32
(10) Collection Account Redeposits	693,000.00

Total Distributions of Available Funds	14,369,225.17

Servicing Fee	165,395.70
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 12/15/20	180,388,005.88
Principal Paid	12,378,488.22
Note Balance @ 01/15/21	168,009,517.66

Class A-1
Note Balance @ 12/15/20	0.00
Principal Paid	0.00
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-2a
Note Balance @ 12/15/20	0.00
Principal Paid	0.00
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-2b
Note Balance @ 12/15/20	0.00
Principal Paid	0.00
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-3
Note Balance @ 12/15/20	50,938,005.88
Principal Paid	12,378,488.22
Note Balance @ 01/15/21	38,559,517.66
Note Factor @ 01/15/21	9.0515300%

Class A-4
Note Balance @ 12/15/20	94,750,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	94,750,000.00
Note Factor @ 01/15/21	100.0000000%

Class B
Note Balance @ 12/15/20	34,700,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	34,700,000.00
Note Factor @ 01/15/21	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	327,613.63
Total Principal Paid	12,378,488.22
Total Paid	12,706,101.85

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.15863%
Coupon	0.29863%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	81,925.29
Principal Paid	12,378,488.22
Total Paid to A-3 Holders	12,460,413.51

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2607455
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.8519545
Total Distribution Amount	10.1127000

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1923129
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.0574841
Total A-3 Distribution Amount	29.2497970

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 12/15/20	3,213,436.41
Investment Earnings	81.65
Investment Earnings Paid	(81.65)
Deposit/(Withdrawal)	-
Balance as of 01/15/21	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$1,096,532.20	$1,157,864.14	$1,108,379.13
Number of Extensions	89	94	80
Ratio of extensions to Beginning of Period Receivables Balance	0.55%	0.55%	0.49%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.